Disclosures on equity (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 27, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 21, 2018	Aug. 22, 2018	May 23, 2018	May 10, 2018
Disclosure of Disclosures on equity [Line Items]
Provisional dividend payable per share								$ 0.41968
debt equity ratio		1.2
Actuarial assumption of discount rates		4.642%	5.114%	4.522%
Dividend payable per share	$ 1.62501				$ 0.31726	$ 0.50864	$ 0.43247
Provisional dividend paid, Per share			$ 1.20533
Dividends recognised as distributions to owners	$ 100,000,000	$ 549,563,000	$ 483,273,000	$ 378,014,000
Dividends paid, ordinary shares per share	$ 0.37994
State defined benefit plans [member]
Disclosure of Disclosures on equity [Line Items]
Actuarial assumption of discount rates			5.50%	5.50%
Series A preferred shares [Member]
Disclosure of Disclosures on equity [Line Items]
Number of shares issued and fully paid		142,819,552	142,819,552
Series B preferred shares [Member]
Disclosure of Disclosures on equity [Line Items]
Number of shares issued and fully paid		120,376,972	120,376,972
Preference shares [member]
Disclosure of Disclosures on equity [Line Items]
Number of shares issued and fully paid		263,196,524
Bottom of range [member]
Disclosure of Disclosures on equity [Line Items]
Cash dividend rate		30.00%